Segment Information - Revenue From External Customers Based Major Categories (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 476,659	$ 313,564	$ 338,160
At a point in time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	451,567	302,712	331,190
Over time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	25,092	10,852	6,970
North Asia (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	107,032	73,199	76,575
North Asia (Segment) [Member] | At a point in time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	107,032	73,199	76,575
Thailand (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	197,779	143,647	172,379
Thailand (Segment) [Member] | At a point in time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	197,544	143,463	172,031
Thailand (Segment) [Member] | Over time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	235	184	348
ROW (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	171,848	96,718	89,206
ROW (Segment) [Member] | At a point in time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	146,991	86,050	82,584
ROW (Segment) [Member] | Over time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	24,857	10,668	6,622
Power [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	191,520	127,630	128,179
Power [Member] | Thailand (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	63,629	48,851	49,493
Power [Member] | ROW (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	127,891	78,779	78,686
Enamel [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	212,776	131,150	179,572
Enamel [Member] | North Asia (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	107,027	73,179	76,575
Enamel [Member] | Thailand (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	105,749	57,971	102,997
SDI [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	39,476	15,600	7,600
SDI [Member] | ROW (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	39,476
Others [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	32,887	21,683	30,409
Others [Member] | North Asia (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	5	20
Others [Member] | Thailand (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	28,401	3,724	19,889
Others [Member] | ROW (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 4,481	17,939	$ 10,520
Fabrication [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue		33,101
Fabrication [Member] | Thailand (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue		$ 33,101